Investment in an associate	12 Months Ended
Dec. 31, 2019
Disclosure Of Significant Investments In Associates [Abstract]
Investment in an associate
12.	Investment in an associate

At each reporting period, the Company assesses whether it has significant influence over its investments.

During the quarter ended September 30, 2018, the Company concluded it exerted significant influence over ProThera Biologics, Inc. (“ProThera”), a company headquartered in Rhode Island, U.S.A., since August 15, 2018. As such, ProThera became an associate as well as a related party from that date and consequently, the equity investment in ProThera was accounted for using the equity method (note 2), and the transactions between the Company and its associate were disclosed in the consolidated financial statements as of December 31, 2018.

ProThera is a biotherapeutics company developing methods for using Inter-alpha Inhibitor Proteins (“IaIP”) to treat severe inflammation associated with infection, trauma and disease. The Company entered into research and development agreements as well as a license agreement with ProThera in 2015 to develop, manufacture and market IaIP for the treatment of two indications. As of December 31, 2018, Liminal held 15.2% of the outstanding common shares of Prothera having a historical cost of $1,204. It also held an investment in convertible debt of ProThera. At December 31, 2018, the Company had invested $1,181 (US$ 866,000) in convertible debt of Prothera Biologics Inc. The convertible debt was convertible at the option of the issuer or the holder into preferred shares of ProThera, denominated in U.S. dollars and earning interest at 8.0% per annum, to be received at the date of maturity which is January 3, 2020.

As required when significant influence over an investment is obtained, the investment must be measured at fair value as of the date it became an associate. A fair value approach was applied by management in developing preliminary estimates of the identifiable assets and liabilities of ProThera. These fair value assessments require management to make significant estimates and assumptions as well as applying judgment in selecting the appropriate valuation techniques, building valuation models, and compiling, preparing and validating this information. When publishing its third quarter results at September 30, 2018, certain aspects of the valuation were not finalized, namely the valuation of the intangible assets and therefore the amounts recognized were based on the preliminary results.

During the fourth quarter of 2018, following changes to the Company’s strategic plans, an impairment of the investment in the associate, in the amount of $1,182 was recognized (note 25).

On January 3, 2019, the principal of the loan and the interest outstanding at December 31, 2018 held by Liminal were converted into preferred shares of ProThera by the issuer.

In February 2019, the Company decided that it was no longer part of its strategy to pursue the development of Inter-alpha Inhibitor proteins and undertook discussions with ProThera Biologics, Inc. (“ProThera”) to terminate the various corporate and commercial agreements it had in place with ProThera. The Company determined that, from that point on, it no longer had significant influence over ProThera and therefore changed its accounting for its investment in ProThera’s common shares as an investment in an associate to that of a financial asset at fair value through profit and loss. The fair value of such financial asset was evaluated at $nil at that time. Any transactions between the Company and ProThera as of that date are no longer considered as a related party transaction. During December 2019, Liminal transferred the preferred shares it held back to ProThera in consideration for the termination of the agreement.

Changes in the carrying amount of the investment in an associate from the date it was initially recognized as an associate on August 15, 2018 to December 31, 2018 are as follows:

Loss and comprehensive loss of an associate from August 15 to December 31, 2018	$144
Share of losses of an associate	22

Historical cost of the investment in an associate	1,204
Less:
Share of losses of an associate	22
Impairment on investment in an associate (note 25)	1,182
Carrying amount of the investment in an associate as at December 31, 2018	$-